Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,453,566.1
Total Fee Amount	2,548.44
Total Offset Amount	0
Net Fee	$ 2,548.44
Offset Table N/A	N/A